Other Intangible Assets, Net (Details) - Schedule of estimated amortization expense relating to intangible assets $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of estimated amortization expense relating to intangible assets [Abstract]
2022	$ 36,626
2023	22,106
2024	18,188
2025	15,600
2026	15,517
2027 and thereafter	44,207
Total	$ 152,244